Connetic Venture Capital Access Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Shares		Acquisition Date	Cost	Fair Value
	PREFERRED STOCK IN PRIVATE COMPANIES - 43.7%
	Consumer Discretionary - 2.9%
71,832	Campus Ink, Inc. - Series Seed-1 (a)(b)(c)	9/19/25	$169,998	$185,104
76,199	Campus Ink, Inc. - Series Seed-2 (a)(b)(c)	10/3/24	294,090	196,357
79,227	Campus Ink, Inc. - Series Seed-3 (a)(b)(c)	10/3/24	244,883	204,160
26,692	Free Brands, Inc. dba Freedom (a)(b)(c)	10/3/24	75,000	18,750
118,441	LaSalle Tools, Inc. dba Character (a)(b)(c)	10/3/24	150,000	6,000
4,384	Made With Love Wellness, Inc. (Good Mylk) (a)(b)(c)	10/3/24	103,550	103,550
269,448	Snoots, Inc. - Series Seed-3 (a)(b)(c)	11/13/25	249,999	249,999
311,880	Snoots, Inc. (a)(b)(c)	10/3/24	267,145	289,368
			1,554,665	1,253,288

	Financial Services - 1.0%
276,304	Fireroad Holdings Inc. (a)(b)(c)	10/3/24	250,000	340,960
81,035	Fireroad Holdings Inc. - 2025 Investor (a)(b)(c)	10/9/25	100,000	99,997
			350,000	440,957

	Robotics - 1.9%
286,533	Ottonomy, Inc. - Seed Series (a)(b)(c)	10/3/24	346,103	346,103
413,942	Ottonomy, Inc. - Series A (a)(b)(c)	10/3/24	500,001	500,001
			846,104	846,104

	Software Technology - 37.9%
37,358	1Fort Inc. - Series Seed (a)(b)(c)	1/13/25	50,000	50,000
309,981	1Fort Inc. - Series Seed 5 (a)(b)(c)	1/14/25	200,000	414,879
30,552	Abre.io, Inc. (a)(b)(c)	10/3/24	289,418	721,499
500,000	Athlyt, Inc. (a)(b)(c)	10/3/24	125,000	100
325,610	Base Social Inc. - Preferred 1 (a)(b)(c)	11/14/24	228,572	1,526,484
32,254	Base Social Inc. - Series Seed-4 (a)(b)(c)	11/18/24	50,000	151,209
831,202	Claira Technologies, Inc. - Pre-Seed Series (a)(b)(c)	10/3/24	225,256	225,256
645,776	Claira Technologies, Inc. - Seed Series (a)(b)(c)	10/3/24	174,997	174,997
41,262	Cloverleaf.me, Inc. - Pre-Seed Series (a)(b)(c)	10/3/24	169,891	121,626
19,894	Cloverleaf.me, Inc. - Seed Series (a)(b)(c)	10/3/24	82,723	58,641
36,430	Cloverleaf.me, Inc. - Series A (a)(b)(c)	10/3/24	150,000	149,999
14,490	Cloverleaf.me, Inc. - Series A Extension (a)(b)(c)	10/3/24	59,663	59,662
90,961	Colorcast, Inc. - Pre-Seed Series (a)(b)(c)	10/3/24	145,302	126,915
104,675	Colorcast, Inc. - Seed Series (a)(b)(c)	10/3/24	167,208	146,050
252,812	Crew Home Technologies, Inc. - Series Seed-1 (a)(b)(c)	4/29/26	200,000	200,000
294,218	DayZero, Inc. dba Haekka (a)(b)(c)	10/3/24	181,481	45,370
215,238	Elate, Inc. (a)(b)(c)	10/3/24	163,129	163,129
5,502	EquityZen Growth Technology Fund (a)(b)(c)	10/3/24	57,499	78,407
37,866	EVAMORE, INC. (a)(b)(c)	10/3/24	356,932	374,718
172,303	Forecastr Inc. - Series Seed - 1 (a)(b)(c)	11/21/25	51,785	81,790
120,800	Forecastr Inc. - Series Seed - 4 (a)(b)(c)	11/21/25	36,306	57,342
39,627	Forecastr Inc. - Series Seed II - 2 (a)(b)(c)	11/21/25	11,910	18,810
152,905	Gestalt Tech Corp. (a)(b)(c)	10/3/24	129,312	129,312
39,453	HANDLE (a)(b)(c)	10/3/24	49,999	49,999
1,020,351	Journeyfront, Inc. - Seed Series (a)(b)(c)	10/3/24	202,234	202,234
756,811	Journeyfront, Inc. - Series A (a)(b)(c)	10/3/24	150,000	150,000
428,107	Letterhead, Inc. - Pre-Seed Series (a)(b)(c)	10/3/24	270,820	598,202
664,708	Letterhead, Inc. - Seed Series 1 (a)(b)(c)	10/3/24	420,494	928,810
96,786	Letterhead, Inc. - Seed Series 2 (a)(b)(c)	10/3/24	135,241	135,241
889	Live Cyber Holdings, Inc - Series A dba Cloud Range (a)(b)(c)	12/9/24	18,325	21,611
6,718	Live Cyber Holdings, Inc dba Cloud Range (a)(b)(c)	10/3/24	134,644	163,308
4,807	Live Cyber Holdings, Inc dba Cloud Range (a)(b)(c)	10/3/24	96,343	116,853
135,900	MASV, Inc. (a)(b)(c)	10/3/24	190,752	470,114
551	MRC Impact, LLC (a)(b)(c)	10/3/24	108,958	108,958
133,622	Narratize, Inc. - Series Seed 3 (a)(b)(c)	6/4/26	200,000	200,000
54,391	Narratize, Inc. - Series Seed 1 (a)(b)(c)	12/11/24	75,000	81,410
124,494	Narratize, Inc. - Series Seed 2 (a)(b)(c)	12/11/24	135,368	186,336
200,000	Nokking Inc. - Series AA (a)(b)(c)	12/19/25	200,000	200,000
64,217	Omnee Technologies Corp - Series Seed-15 (a)(b)(c)	11/5/25	249,996	249,997
71,353	Omnee Technologies Corp. (a)(b)(c)	10/3/24	250,000	277,777
239,435	OpStart Growth, Inc. (a)(b)(c)	10/3/24	200,000	291,210
104,395	Out of Office, Inc. (a)(b)(c)	10/3/24	200,000	100,000
150,000	Passage, Inc. - RPA (a)(b)(c)	6/22/26	150,000	150,000
1,019,485	Passage, Inc. - Series A (a)(b)(c)	4/27/26	550,000	625,046
379,102	Passage, Inc. - Series Seed (a)(b)(c)	2/24/25	83,856	232,427
1,302,669	Passage, Inc. (a)(b)(c)	10/3/24	537,613	798,666
298,378	Pavewise Inc. - Series Seed-3 (a)(b)(c)	10/15/25	200,000	200,000
177,352	Quiver Quantitative, Inc. - Pre-Seed Series (a)(b)(c)	10/3/24	307,904	307,904
115,199	Quiver Quantitative, Inc. - Seed Series (a)(b)(c)	10/3/24	199,999	199,999
347,209	Ranked Media, Inc. (a)(b)(c)	6/4/25	250,000	250,000
53,353	ReadySet Surgical, Inc. (a)(b)(c)	10/3/24	148,500	40,254
664,297	Science Retail, Inc. dba Science on Call (a)(b)(c)	10/3/24	200,000	200,000
42,176	Scription - Series 3 Seed (a)(b)(c)	1/13/25	216,460	539,208
7,821	Scription - Series 6 Seed (a)(b)(c)	1/13/25	99,989	99,989
492,902	Signal Cortex, Inc. dba TonDone (a)(b)(c)	10/3/24	234,375	29,275
5,625,889	Smart Family Tech, Inc. - Series Seed (a)(b)(c)	8/5/25	450,000	500,704
332,955	SmartRIA - Seed Plus B Preferred (a)(b)(c)	10/3/24	26,959	100,285
84,678	SmartRIA - Seed Plus C Preferred (a)(b)(c)	10/3/24	10,110	17,694
129,894	SmartRIA - Series AA Investor Preferred (a)(b)(c)	10/3/24	16,850	28,380
46,086	SmartRIA - Series Seed Plus A Preferred (a)(b)(c)	10/3/24	3,370	12,911
413,028	Softdrive Technologies Group Inc. (a)(b)(c)	10/3/24	175,000	585,269
413,565	TCare, Inc. - Seed Series (a)(b)(c)	10/3/24	385,468	88,432
134,405	TCare, Inc. - Series A (a)(b)(c)	10/3/24	125,279	99,044
146,972	TripScout, Inc. - Pre-Seed Series (a)(b)(c)	10/3/24	292,607	102,804
204,673	TripScout, Inc. - Seed Series (a)(b)(c)	10/3/24	407,495	143,165
58,657	UBQ AI, Corp (Harmony) (a)(b)(c)	10/3/24	200,003	150,002
68,778	Venture360, Inc - Series A-2 (a)(b)(c)	4/8/25	500,000	500,000
70,299	Venture360/LIQUIFI (a)(b)(c)	10/3/24	159,384	511,060
11,628	Visible, Inc. - Bridge Series (a)(b)(c)	10/3/24	56,706	107,763
2,398	Visible, Inc. - Pre-Seed Series (a)(b)(c)	10/3/24	11,694	22,224
11,269	Visible, Inc. - Seed Series (a)(b)(c)	10/3/24	54,955	104,436
3,779	Visible.VC (a)(b)(c)	5/30/25	29,997	35,022
248,085	Warp World, Inc. (a)(b)(c)	10/3/24	100,000	100,000
			12,779,131	16,490,218

	TOTAL PREFERRED STOCK IN PRIVATE COMPANIES		15,529,900	19,030,567

	SIMPLE AGREEMENT FOR FUTURE EQUITY (SAFEs) - 28.0%
	Consumer Discretionary - 11.0%
100,000	Core Supplement, LLC (Pre-seed 1) (a)(b)(c)	10/3/24	100,000	100,000
75,000	Core Supplement, LLC (Pre-seed 2) (a)(b)(c)	10/3/24	75,000	75,000
75,000	Core Supplement, LLC (Pre-seed 3)	10/3/24	75,000	75,000
300,000	Get Bizzy, Inc. (Seed) (a)(b)(c)	10/3/24	3,759,459	4,288,265
100,000	Get Bizzy, Inc. (Series A) (a)(b)(c)	10/3/24	191,964	250,699
			4,201,423	4,788,964

	Financial Services - 0.7%
100,000	Langar Holdings Inc. (a)(b)(c)	4/10/25	100,000	100,000
200,000	Parrott Finance Inc. (a)(b)(c)	4/1/25	200,000	200,000
			300,000	300,000

	Hospitality - 0.5%
200,000	Branded Hospitality Group (a)(b)(c)	10/3/24	200,000	200,000

	Software Technology - 15.8%
100,000	4Degrees AV Inc (Seed 1) (a)(b)(c)	10/3/24	100,000	100,000
100,000	4Degrees AV Inc (Seed 2) (a)(b)(c)	10/3/24	100,000	100,000
200,000	Abra, Inc. (a)(b)(c)	1/30/25	200,000	200,000
200,000	Banrion Capital Management (a)(b)(c)	10/3/24	100,000	100,000
100,000	Base Social Inc. (a)(b)(c)	10/14/25	100,000	122,996
100,000	Card.io, Inc. (a)(b)(c)	11/13/24	100,000	100
250,000	Chezuba Corp. (a)(b)(c)	10/3/24	250,000	100
200,000	Cognata dba Qooper (a)(b)(c)	10/3/24	200,000	200,000
100,000	Creators and Makers, Inc. (Seed 1) (a)(b)(c)	10/3/24	100,000	50
100,000	Creators and Makers, Inc. (Seed 2) (a)(b)(c)	10/3/24	100,000	50
250,000	Ebombo, Inc. (a)(b)(c)	10/3/24	250,000	250,000
125,000	Gooder AI, Inc. (a)(b)(c)	10/3/24	125,000	125,000
200,000	GuideAI Technologies Inc. (a)(b)(c)	12/12/25	200,000	200,000
250,000	Houski, Inc.	10/3/24	250,000	250,000
150,000	INTRVL LLC (a)(b)(c)	10/3/24	150,000	150,000
500,000	Kartel.AI (a)(b)(c)	4/1/25	500,000	500,000
450,000	Kommu (a)(b)(c)	10/3/24	450,000	450,000
200,000	Medicaidsoft, Inc. (a)(b)(c)	2/19/25	200,000	200,000
100,000	Open Bay Autos AI Inc. (a)(b)(c)	1/8/26	100,000	100,000
100,000	OperateIQ Inc (a)(b)(c)	8/7/25	100,000	100,000
250,000	Ownors Technologies Inc. (a)(b)(c)	10/3/24	250,000	821,388
300,000	PARKPAYUSA, INC (a)(b)(c)	12/24/24	300,000	300,000
100,000	Petal (a)(b)(c)	10/3/24	18,765	100
500,000	PureCode Software, Inc. (a)(b)(c)	6/4/25	500,000	281,250
250,001	Rescription, Inc. (a)(b)(c)	10/3/24	187,500	187,500
100,000	Revnest (a)(b)(c)	10/3/24	100,000	100,000
100,000	Savetic, Inc. (a)(b)(c)	1/31/25	100,000	100,000
200,000	Serpa Cloud, Inc. (a)(b)(c)	10/3/24	200,000	100
100,000	Shadowscape, Inc. (a)(b)(c)	10/3/24	100,000	100,000
250,000	SocialMama, Inc. (dba Ema) (a)(b)(c)	7/30/25	250,000	250,000
642,682	Spruce Software Inc. (a)(b)(c)	12/30/24	684,582	642,682
150,000	Stacks, Inc (a)(b)(c)	3/21/25	150,000	150,000
150,000	Stagetime, Inc. (a)(b)(c)	10/3/24	150,000	150,000
100,000	Steadi Technologies Inc. (a)(b)(c)	10/17/25	100,000	100,000
100,000	The Nonsense Company, Inc. (Pre-seed 1) (a)(b)(c)	10/3/24	100,000	100,000
200,000	The Nonsense Company, Inc. (Pre-seed 2) (a)(b)(c)	3/31/25	200,000	200,000
100,000	ThinkRisk Inc. (a)(b)(c)	10/3/24	100,000	100,000
150,000	Whipz (a)(b)(c)	10/3/24	150,000	150,000
			7,315,847	6,881,316

	TOTAL SIMPLE AGREEMENT FOR FUTURE EQUITY (SAFEs)		12,017,270	12,170,280

	CONVERTIBLE NOTE IN PRIVATE COMPANIES - 16.3%
	Consumer Discretionary - 0.3%
100,000	Cusa Tea, Inc., due 8/31/25 (a)(b)(c)(e)	10/3/24	75,000	1
250,000	UnBox The Dress, due 3/31/26 (a)(b)(d)	10/3/24	125,000	125,000
			200,000	125,001
	Healthcare - 0.1%
100,000	Neopenda, PBC, due 6/19/23 (a)(b)(d)(e)	10/3/24	50,000	50,000

	Software Technology - 15.9%
250,000	Translator, Inc., due 3/30/25 (a)(b)(d)(e)	10/3/24	187,481	140,611
100,000	Cary Rx Inc. (a)(b)(c)(f)	10/3/24	3,187,757	2,737,668
50,000	Hatch Apps, due 7/1/20 (a)(b)(d)(e)	10/3/24	37,500	100
100,000	Native Agtech, Inc., due 3/31/22 (a)(b)(d)(e)	10/3/24	100,000	100,000
250,000	Cary Rx Inc. (a)(b)(c)(f)	10/3/24	5,266,626	3,982,430
			8,779,364	6,960,809

	TOTAL CONVERTIBLE NOTE IN PRIVATE COMPANIES		9,029,364	7,135,810

	EXCHANGE TRADED FUNDS - 4.9%
	Emerging Markets - 1.0%
7,114	Vanguard FTSE Emerging Markets ETF		395,835	424,635

	Healthcare - 1.7%
85,130	Langar Global HealthTech ETF		809,785	726,814

	Information Technology - 0.8%
7,134	KraneShares Public-Private AI & Technology ETF		337,607	334,513

	Large Cap Blend - 0.7%
1,405	Vanguard Dividend Appreciation ETF		310,009	332,451
837	Vanguard Total Stock Market Index Fund ETF		300,952	309,723
			610,961	642,174

	TOTAL EXCHANGE TRADED FUNDS		2,154,188	2,128,136

	CLOSED-END FUNDS - 2.9%
38,633	Robinhood Ventures Fund I (c)		975,284	1,266,390

	TOTAL CLOSED-END FUNDS		975,284	1,266,390

	COMMON STOCK IN PRIVATE COMPANIES - 2.8%
	Financial Services - 0.0%*
4,916	Acorns (a)(b)(c)	10/3/24	32,458	16,346

	Robotics - 0.1%
6,000	Nuro, Inc. (a)(b)(c)	10/3/24	48,450	62,786

	Software Technology - 2.7%
88,148	Colorcast, Inc. - Pre-Seed Series (a)(b)(c)	10/3/24	140,808	122,991
16,000	DataRobot, Inc. (a)(b)(c)	10/3/24	38,000	30,400
239,980	Home Service Champ, Inc. (a)(b)(c)	12/1/25	0	59,551
271,800	MASV, Inc. (a)(b)(c)	10/3/24	381,504	940,229
			560,312	1,153,171

	TOTAL COMMON STOCK IN PRIVATE COMPANIES		641,220	1,232,303

	COMMON STOCK IN PUBLIC COMPANIES - 0.2%
	Communication Services - 0.2%
846	EchoStar Corporation		99,879	85,869

	Industrials - 0.0%*
52	flyExclusive, Inc. (c)		202	104

	Transportation - 0.0%*
1,573	Volato Group, Inc., Class A Shares (c)		13,126	255

	TOTAL COMMON STOCK IN PUBLIC COMPANIES		113,207	86,228

	DERIVATIVE IN PRIVATE COMPANIES - 0.0%*
	Financial Services - 0.0%*
98,048	Langar Holdings Inc. - Warrants (a)(b)(c)		0	0

	TOTAL DERIVATIVE IN PRIVATE COMPANIES		0	0

	DERIVATIVE IN PUBLIC COMPANIES - 0.0%*
	Transportation - 0.0%*
12,500	Volato Group, Inc. - Warrants (c)		226	300

	TOTAL DERIVATIVE IN PUBLIC COMPANIES		226	300

Principal Amount ($)			Fair Value
	SHORT TERM INVESTMENTS - 0.6%
	Money Market Funds - 0.6%
260,266	Goldman Sachs Financial Square Government Fund, Institutional Class, 3.558% (g)	260,266	260,266

	TOTAL SHORT TERM INVESTMENTS	260,266	260,266

TOTAL INVESTMENTS - 99.4%	43,310,280
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%	272,425
NET ASSETS - 100.0%	$43,582,705

LLC - Limited Liability Company

(a)  Restricted security (Cumulative total of $39,568,960, which represents 90.79% of the Fund).

(b)  Level 3 securities fair valued using significant unobservable inputs.

(c)  Non-Income Producing. As it pertains to preferred stock held by the Fund, there are no stated dividend rates.

(d)  PIK denotes that all or a portion of the income is paid in-kind in the form of additional principal.

(e)  Convertible note is currently in default. Adviser has elected to not remedy as of June 30, 2026.

(f)  Notes were amended as of January 15, 2025 and do not have stated maturity dates.

(g)  Rate disclosed represents the seven day effective yield as of June 30, 2026.

Investment Valuation

The Board has approved valuation procedures for the Fund (the "Valuation Procedures") which are used for determining the fair value of any Fund investments for which a market quotation is not readily available. The valuation of the Fund's investments is performed in accordance with the principles found in Rule 2a-5 under the 1940 Act and in conjunction with FASB's ASC Topic 820, Fair Value Measurements and Disclosures ("ASC 820"). The Board has designated the Adviser as the valuation designee of the Fund. As valuation designee, the Adviser performs the fair value determination relating to any and all Fund investments, subject to the conditions and oversight requirements described in the Valuation Procedures. In furtherance of its duties as valuation designee, the Adviser has formed a valuation committee (the "Valuation Committee"), to perform fair value determinations and oversee the Adviser's day-to-day functions related to the fair valuation of the Fund's investments. The Valuation Committee may consult with representatives from the Fund's outside legal counsel or other third-party consultants in their discussions and deliberations.

Available information regarding Portfolio Companies, their securities, and the status of their businesses and financial conditions is generally more limited than that available for public companies and may be less current or more difficult to independently verify. Such securities are valued by the Adviser at fair value as determined pursuant to the Valuation Procedures. In determining fair value, the Adviser is required to consider all appropriate factors relevant to value and all indicators of value available to the Adviser. The determination of fair value necessarily involves judgment in evaluating this information in order to determine the price that the Fund might reasonably expect to receive for the security upon its current sale. Information provided directly by the issuer is often among the most relevant inputs to a fair value determination. The degree of certainty associated with a fair valuation may therefore vary based on the scope, timeliness, and nature of the information made available by the issuer.

For investments without market quotations readily available, the Advisor determines an appropriate valuation methodology to estimate the fair value of its investments.

For earlier stage Portfolio Companies, as determined by their revenue size, are assessed using a scorecard methodology, which considers a number of factors, such as portfolio company runway, performance relative to expectations, stability and growth and quality of management, in estimating investment fair values.

Other investments for which market quotations are not readily available or for which market quotations are deemed not to represent fair value may be valued using a market approach, an income approach, or both approaches, as appropriate. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities (including a business). The income approach uses valuation techniques to convert future amounts (for example, cash flows or earnings) to a single present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. In following these approaches, the types of factors that we may take into account in determining the fair value of our investments include, as relevant and among other factors: available current business data (e.g., information available through regulatory filings, press releases, news feeds and financial press), including relevant and applicable market trading and transaction comparables; applicable market yields and multiples; information provided by the company (e.g., letters to investors, financials, information provided pursuant to financial document reporting obligations); security covenants; call protection provisions; information rights; the nature and realizable value of any collateral; the portfolio company's ability to make payments; its earnings and discounted cash flows; the markets in which the portfolio company does business; comparisons of financial ratios of peer companies that are public; M&A comparables; and enterprise values.

When determining the price for an investment to be fair valued, the Adviser is required to seek to determine the price that the Fund might reasonably expect to receive from the current sale of that asset or liability in an arm's-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset or liability at a later time or if it holds the asset or liability to maturity. Fair value determinations are typically based upon all available factors that the Adviser deems relevant at the time of the determination and may be based on analytical values determined by the Adviser using proprietary or third-party valuation models.

Fair Value Measurements

The fair value hierarchy is categorized into three levels based on the inputs as follows:

• Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund can access.

• Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

• Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The Fund's assets and liabilities recorded at fair value have been categorized based upon a fair value hierarchy as described above. The following table presents information about the Fund's assets measured at fair value as of June 30, 2026:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets
Preferred Stock In Private Companies (a)	$-	$-	$19,030,567	$19,030,567
Simple Agreement For Future Equity (SAFEs) (a)	-	-	12,170,280	12,170,280
Convertible Note In Private Companies (a)	-	-	7,135,810	7,135,810
Exchange Traded Funds (a)	2,128,136	-	-	2,128,136
Closed-End Funds (a)	1,266,390	-	-	1,266,390
Common Stock In Private Companies (a)	-	-	1,232,303	1,232,303
Common Stock In Public Companies (a)	86,228	-	-	86,228
Derivative In Private Companies (a)	-	-	-	-
Derivative In Public Companies (a)	300	-	-	300
Short Term Investments	260,266	-	-	260,266
Total	$3,741,320	$-	$39,568,960	$43,310,280

(a)  All sub-categories within the security type represent their respective evaluation status. For a detailed breakout, please refer to the Schedule of Investments.

The following table presents the investment activity associated with securities that are categorized as Level 3 investments during the period ended June 30, 2026:

	Common Stock In Private Companies	Preferred Stock In Private Companies	Simple Agreement For Future Equity (SAFEs)	Convertible Note In Private Companies	Total
Balance at March 31, 2026	$1,244,362	$17,660,472	$11,784,142	$6,062,223	$36,751,199
Purchases	-	800,000	-	-	800,000
Sales	-	(90,368)	-	-	(90,368)
Transfer into Level 3	-	-	-	-	-
Transfer out of Level 3	-	-	-	-	-
Conversion	-	300,000	-	(300,000)	-
Net Realized Gain (Loss)	-	(108,570)	-	-	(108,570)
Net Change in Unrealized Appreciation / (Depreciation	(12,059)	469,033	386,138	1,373,587	2,216,699
Balance at June, 2026	$1,232,303	$19,030,567	$12,170,280	$7,135,810	$39,568,960